Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal
State
Total current
Federal
State
Total deferred
Provision for income taxes